DERIVATIVE LIABILITIES - Additional Information (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 09, 2020 USD ($)	Dec. 31, 2018 USD ($)
Embedded Derivative [Line Items]
Derivative Liability		$ 5,303,984	$ 7,717,150		$ 10,114,452
Gain (loss) on embedded derivative, net		(2,861,069)	(6,196,026)
Derivative liability		5,303,984	7,717,150		$ 10,114,452
Gain (loss) on embedded derivative, net		2,861,069	6,196,026
Convertible Debt | Global Ichiban Limited
Embedded Derivative [Line Items]
Derivative Liability			2,010,975
Derivative liability			2,010,975
Fair value of embedded derivative		5,303,984
Convertible Debt | Global Ichiban Limited | Global Ichiban Exchange Notes
Embedded Derivative [Line Items]
Derivative Liability				$ 447,903
Derivative liability				$ 447,903
Convertible Debt | B D1 Investment Holding L L C
Embedded Derivative [Line Items]
Derivative Liability			5,706,175
Derivative liability			$ 5,706,175
Convertible Debt | Measurement Input, Price Volatility | Global Ichiban Limited | Global Ichiban Exchange Notes
Embedded Derivative [Line Items]
Debt Instrument, Measurement Input				0.49
Convertible Debt | Measurement Input, Discount Rate | Global Ichiban Limited | Global Ichiban Exchange Notes
Embedded Derivative [Line Items]
Debt Instrument, Measurement Input				0.0152
Convertible Debt | Measurement Input, Expected Dividend Rate | Global Ichiban Limited | Global Ichiban Exchange Notes
Embedded Derivative [Line Items]
Debt Instrument, Measurement Input				0
Embedded Derivative Financial Instruments | Convertible Debt | Global Ichiban Limited
Embedded Derivative [Line Items]
Gain (loss) on embedded derivative, net	$ 5,303,984	(2,845,106)
Gain (loss) on embedded derivative, net	$ (5,303,984)	2,845,106
Embedded Derivative Financial Instruments | Convertible Debt | B D1 Investment Holding L L C
Embedded Derivative [Line Items]
Gain (loss) on embedded derivative, net		5,706,175
Gain (loss) on embedded derivative, net		$ (5,706,175)
Embedded Derivative Financial Instruments | Convertible Debt | Measurement Input, Price Volatility | Global Ichiban Limited
Embedded Derivative [Line Items]
Debt Instrument, Measurement Input		0.62	0.46
Embedded Derivative Financial Instruments | Convertible Debt | Measurement Input, Price Volatility | Global Ichiban Limited | Global Ichiban Exchange Notes
Embedded Derivative [Line Items]
Debt Instrument, Measurement Input				0.49
Embedded Derivative Financial Instruments | Convertible Debt | Measurement Input, Price Volatility | B D1 Investment Holding L L C | Minimum
Embedded Derivative [Line Items]
Debt Instrument, Measurement Input			0.42
Embedded Derivative Financial Instruments | Convertible Debt | Measurement Input, Price Volatility | B D1 Investment Holding L L C | Maximum
Embedded Derivative [Line Items]
Debt Instrument, Measurement Input			0.46
Embedded Derivative Financial Instruments | Convertible Debt | Measurement Input, Discount Rate | Global Ichiban Limited
Embedded Derivative [Line Items]
Debt Instrument, Measurement Input			0.12
Embedded Derivative Financial Instruments | Convertible Debt | Measurement Input, Discount Rate | Global Ichiban Limited | Global Ichiban Exchange Notes
Embedded Derivative [Line Items]
Debt Instrument, Measurement Input				0.0152
Embedded Derivative Financial Instruments | Convertible Debt | Measurement Input, Discount Rate | B D1 Investment Holding L L C
Embedded Derivative [Line Items]
Debt Instrument, Measurement Input			0.12
Embedded Derivative Financial Instruments | Convertible Debt | Measurement Input, Expected Dividend Rate | Global Ichiban Limited
Embedded Derivative [Line Items]
Debt Instrument, Measurement Input		0	0
Embedded Derivative Financial Instruments | Convertible Debt | Measurement Input, Expected Dividend Rate | Global Ichiban Limited | Global Ichiban Exchange Notes
Embedded Derivative [Line Items]
Debt Instrument, Measurement Input				0
Embedded Derivative Financial Instruments | Convertible Debt | Measurement Input, Expected Dividend Rate | B D1 Investment Holding L L C
Embedded Derivative [Line Items]
Debt Instrument, Measurement Input			0